Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 24.1%
Large-Cap 22.8%
Schwab U.S. Large-Cap ETF	$13,721,118	$4,394,394	($2,121,043 )	$69,727	$1,904,555	$17,968,751	610,559	$46,118
Small-Cap 1.3%
Schwab U.S. Small-Cap ETF	743,953	229,893	(159,755)	17,991	171,357	1,003,439	27,773	2,959
						18,972,190

International Stocks 7.4%
Developed Markets 7.4%
Schwab International Equity ETF	4,439,655	1,380,403	(552,464)	22,047	501,293	5,790,934	209,059	34,194

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	1,200,517	364,321	(105,313)	9,039	113,544	1,582,108	66,812	11,244

Fixed Income 63.2%
Inflation-Protected Bond 6.6%
Schwab U.S. TIPS ETF	3,993,788	1,380,059	(109,944)	(2,537)	(29,577)	5,231,789	197,426	59,148
Intermediate-Term Bond 49.4%
Schwab U.S. Aggregate Bond ETF	29,621,174	10,611,384	(1,239,454)	(99,039)	(31,501)	38,862,564	1,680,180	342,752
Treasury Bond 7.2%
Schwab Short-Term U.S. Treasury ETF	4,308,459	1,550,040	(173,999)	(4,462)	(22,588)	5,657,450	234,360	44,792
						49,751,803

Money Market Funds 2.0%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	1,539,031	13,513	—	—	—	1,552,544	1,552,544	13,529
Total Affiliated Underlying Funds (Cost $65,258,775)	$59,567,695	$19,924,007	($4,461,972 )	$12,766	$2,607,083	$77,649,579		$554,736
Total Investments in Securities (Cost $65,258,775)						$77,649,579

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 27.2%
Large-Cap 25.7%
Schwab U.S. Large-Cap ETF	$22,795,088	$787,375	($3,459,195 )	$928,180	$2,364,355	$23,415,803	795,644	$59,954
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	1,344,863	45,840	(315,657)	90,202	216,110	1,381,358	38,233	4,038
						24,797,161

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	7,792,241	258,726	(984,498)	145,722	760,423	7,972,614	287,820	47,223

Real Estate 2.3%
U.S. REITs 2.3%
Schwab U.S. REIT ETF	2,025,368	—	(141,430)	17,306	187,261	2,088,505	88,197	14,844

Fixed Income 59.0%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	5,470,351	351,813	(193,584)	(2,013)	(22,373)	5,604,194	211,479	68,101
Intermediate-Term Bond 46.3%
Schwab U.S. Aggregate Bond ETF	40,935,072	2,773,305	(1,415,808)	(113,962)	(51,152)	42,127,455	1,821,334	428,560
Treasury Bond 6.6%
Schwab Short-Term U.S. Treasury ETF	5,854,215	303,305	(82,598)	(2,440)	(30,047)	6,042,435	250,308	55,273
						53,774,084

Money Market Funds 2.1%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	1,876,377	16,476	—	—	—	1,892,853	1,892,853	16,494
Total Affiliated Underlying Funds (Cost $70,460,085)	$88,093,575	$4,536,840	($6,592,770 )	$1,062,995	$3,424,577	$90,525,217		$694,487
Total Investments in Securities (Cost $70,460,085)						$90,525,217

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 29.2%
Large-Cap 27.5%
Schwab U.S. Large-Cap ETF	$78,673,212	$1,492,981	($9,883,893 )	$4,007,758	$7,397,057	$81,687,115	2,775,641	$208,732
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,812,944	—	(926,822)	391,541	716,153	4,993,816	138,218	14,701
						86,680,931

International Stocks 9.8%
Developed Markets 9.8%
Schwab International Equity ETF	28,221,608	148,144	(2,467,121)	391,426	2,911,881	29,205,938	1,054,366	173,074

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	7,084,931	189,161	(661,693)	72,618	643,517	7,328,534	309,482	52,941

Fixed Income 56.2%
Inflation-Protected Bond 5.9%
Schwab U.S. TIPS ETF	16,709,297	849,600	(148,625)	(6,212)	(71,921)	17,332,139	654,043	210,661
Intermediate-Term Bond 44.1%
Schwab U.S. Aggregate Bond ETF	125,848,313	8,320,791	(2,751,204)	(334,858)	(172,122)	130,910,920	5,659,789	1,325,623
Treasury Bond 6.2%
Schwab Short-Term U.S. Treasury ETF	17,814,690	1,075,147	(319,187)	(11,009)	(88,413)	18,471,228	765,171	168,932
						166,714,287

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	5,050,063	44,343	—	—	—	5,094,406	5,094,406	44,392
Total Affiliated Underlying Funds (Cost $227,697,265)	$284,215,058	$12,120,167	($17,158,545 )	$4,511,264	$11,336,152	$295,024,096		$2,199,056
Total Investments in Securities (Cost $227,697,265)						$295,024,096

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 30.4%
Large-Cap 28.6%
Schwab U.S. Large-Cap ETF	$182,043,077	$3,379,104	($21,014,468 )	$8,147,083	$18,277,211	$190,832,007	6,484,268	$488,757
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	11,362,050	—	(2,054,803)	934,873	1,697,725	11,939,845	330,469	35,300
						202,771,852

International Stocks 10.7%
Developed Markets 10.7%
Schwab International Equity ETF	68,482,087	947,552	(5,999,573)	800,484	7,227,888	71,458,438	2,579,727	423,641

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	16,611,663	695,036	(1,636,958)	104,785	1,573,182	17,347,708	732,589	123,646

Fixed Income 54.3%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	35,797,528	2,104,888	(332,539)	(24,472)	(150,062)	37,395,343	1,411,145	455,998
Intermediate-Term Bond 42.7%
Schwab U.S. Aggregate Bond ETF	271,352,380	20,640,896	(5,913,935)	(812,896)	(287,521)	284,978,924	12,320,749	2,877,500
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	37,614,568	2,186,065	—	—	(210,816)	39,589,817	1,640,009	359,055
						361,964,084

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	9,823,920	86,260	—	—	—	9,910,180	9,910,180	86,356
Total Affiliated Underlying Funds (Cost $504,755,031)	$633,087,273	$30,039,801	($36,952,276 )	$9,149,857	$28,127,607	$663,452,262		$4,850,253
Total Investments in Securities (Cost $504,755,031)						$663,452,262

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 37.4%
Large-Cap 34.9%
Schwab U.S. Large-Cap ETF	$588,577,584	$17,387,930	($49,467,677 )	$3,002,112	$83,026,376	$642,526,325	21,832,359	$1,639,507
Small-Cap 2.5%
Schwab U.S. Small-Cap ETF	42,203,484	1,639,151	(7,388,888)	1,590,088	8,368,980	46,412,815	1,284,606	135,742
						688,939,140

International Stocks 15.6%
Developed Markets 14.0%
Schwab International Equity ETF	237,154,154	5,205,621	(13,050,857)	906,007	27,148,406	257,363,331	9,291,095	1,525,782
Emerging Markets 1.6%
Schwab Emerging Markets Equity ETF	27,971,848	1,423,080	(1,631,228)	98,721	2,743,340	30,605,761	844,064	37,392
						287,969,092

Real Estate 3.2%
U.S. REITs 3.2%
Schwab U.S. REIT ETF	54,390,416	2,831,640	(3,595,686)	188,438	5,336,246	59,151,054	2,497,933	424,516

Fixed Income 42.1%
Inflation-Protected Bond 2.6%
Schwab U.S. TIPS ETF	43,917,863	5,121,619	(710,966)	(99,179)	(131,466)	48,097,871	1,815,014	572,422
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond ETF	610,889,639	62,949,808	(3,248,345)	(527,331)	(1,948,308)	668,115,463	28,885,234	6,577,643
Treasury Bond 3.2%
Schwab Short-Term U.S. Treasury ETF	54,848,817	4,937,890	—	—	(314,824)	59,471,883	2,463,624	531,519
						775,685,217

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	17,090,195	150,062	—	—	—	17,240,257	17,240,257	150,229
Total Affiliated Underlying Funds (Cost $1,361,079,405)	$1,677,044,000	$101,646,801	($79,093,647 )	$5,158,856	$124,228,750	$1,828,984,760		$11,594,752
Total Investments in Securities (Cost $1,361,079,405)						$1,828,984,760

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 44.1%
Large-Cap 40.8%
Schwab U.S. Large-Cap ETF	$586,307,265	$35,820,465	($35,776,605 )	$1,380,803	$85,103,942	$672,835,870	22,862,245	$1,713,897
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	47,320,313	2,820,290	(6,881,141)	939,874	10,439,413	54,638,749	1,512,282	159,550
						727,474,619

International Stocks 20.0%
Developed Markets 17.0%
Schwab International Equity ETF	245,561,357	13,350,804	(8,136,909)	168,230	29,226,645	280,170,127	10,114,445	1,653,671
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	43,434,460	3,536,754	(1,561,867)	54,292	4,370,908	49,834,547	1,374,367	60,068
						330,004,674

Real Estate 3.7%
U.S. REITs 3.7%
Schwab U.S. REIT ETF	53,641,297	5,037,078	(2,852,419)	30,435	5,468,439	61,324,830	2,589,731	443,418

Fixed Income 30.9%
Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF	9,890,006	1,259,636	—	—	(48,845)	11,100,797	418,898	125,974
Intermediate-Term Bond 28.8%
Schwab U.S. Aggregate Bond ETF	413,656,010	66,563,571	(2,931,100)	(397,497)	(1,309,387)	475,581,597	20,561,245	4,540,617
Treasury Bond 1.4%
Schwab Short-Term U.S. Treasury ETF	20,938,020	3,282,718	—	—	(122,717)	24,098,021	998,261	208,493
						510,780,415

Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	10,058,716	88,321	—	—	—	10,147,037	10,147,037	88,421
Total Affiliated Underlying Funds (Cost $1,209,083,504)	$1,430,807,444	$131,759,637	($58,140,041 )	$2,176,137	$133,128,398	$1,639,731,575		$8,994,109
Total Investments in Securities (Cost $1,209,083,504)						$1,639,731,575

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 48.9%
Large-Cap 44.7%
Schwab U.S. Large-Cap ETF	$695,940,110	$34,141,186	($30,002,161 )	$1,209,364	$101,614,463	$802,902,962	27,281,786	$2,046,105
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	64,775,526	2,493,302	(8,236,230)	1,379,805	14,120,391	74,532,794	2,062,906	219,176
						877,435,756

International Stocks 23.5%
Developed Markets 19.3%
Schwab International Equity ETF	302,530,041	12,383,397	(3,994,937)	77,273	36,170,764	347,166,538	12,533,088	2,046,705
Emerging Markets 4.2%
Schwab Emerging Markets Equity ETF	65,050,088	4,277,346	(1,573,314)	2,853	6,516,125	74,273,098	2,048,348	90,742
						421,439,636

Real Estate 4.1%
U.S. REITs 4.1%
Schwab U.S. REIT ETF	63,151,782	5,734,123	(2,524,882)	132	6,502,750	72,863,905	3,077,023	522,299

Fixed Income 22.5%
Intermediate-Term Bond 21.8%
Schwab U.S. Aggregate Bond ETF	338,176,219	54,694,529	—	—	(1,399,708)	391,471,040	16,924,818	3,735,077
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	11,392,799	1,611,528	—	—	(67,532)	12,936,795	535,907	113,218
						404,407,835

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	7,658,550	67,246	—	—	—	7,725,796	7,725,796	67,322
Total Affiliated Underlying Funds (Cost $1,227,385,323)	$1,548,675,115	$115,402,657	($46,331,524 )	$2,669,427	$163,457,253	$1,783,872,928		$8,840,644
Total Investments in Securities (Cost $1,227,385,323)						$1,783,872,928

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 52.8%
Large-Cap 47.8%
Schwab U.S. Large-Cap ETF	$503,944,611	$32,808,705	($20,001,394 )	$476,008	$74,450,801	$591,678,731	20,104,612	$1,508,082
Small-Cap 5.0%
Schwab U.S. Small-Cap ETF	52,558,029	2,080,360	(5,882,440)	904,293	11,788,615	61,448,857	1,700,771	180,218
						653,127,588

International Stocks 26.6%
Developed Markets 21.3%
Schwab International Equity ETF	225,544,720	13,958,411	(2,995,492)	18,912	27,230,688	263,757,239	9,521,922	1,553,246
Emerging Markets 5.3%
Schwab Emerging Markets Equity ETF	55,899,906	4,106,732	(731,569)	12,358	5,700,320	64,987,747	1,792,271	79,398
						328,744,986

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	45,728,464	4,148,404	(1,107,803)	(10,084)	4,727,248	53,486,229	2,258,709	388,017

Fixed Income 15.5%
Intermediate-Term Bond 15.0%
Schwab U.S. Aggregate Bond ETF	157,407,776	28,441,773	—	—	(656,544)	185,193,005	8,006,615	1,758,022
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	5,505,431	966,753	—	—	(30,353)	6,441,831	266,853	52,289
						191,634,836

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	2,906,431	25,520	—	—	—	2,931,951	2,931,951	25,549
Total Affiliated Underlying Funds (Cost $837,668,512)	$1,049,495,368	$86,536,658	($30,718,698 )	$1,401,487	$123,210,775	$1,229,925,590		$5,544,821
Total Investments in Securities (Cost $837,668,512)						$1,229,925,590

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.6%
Large-Cap 49.9%
Schwab U.S. Large-Cap ETF	$712,216,818	$33,842,879	($20,683,679 )	$583,616	$105,271,498	$831,231,132	28,244,347	$2,122,199
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	81,945,840	1,928,514	(8,482,537)	1,571,864	18,136,983	95,100,664	2,632,180	279,587
						926,331,796

International Stocks 29.2%
Developed Markets 22.9%
Schwab International Equity ETF	327,810,409	16,696,044	(3,070,178)	13,745	39,555,890	381,005,910	13,754,726	2,249,936
Emerging Markets 6.3%
Schwab Emerging Markets Equity ETF	91,281,747	6,418,582	(966,374)	11,013	9,281,448	106,026,416	2,924,060	129,536
						487,032,326

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	64,664,162	5,384,728	(1,507,860)	(612)	6,680,499	75,220,917	3,176,559	539,012

Fixed Income 10.0%
Intermediate-Term Bond 10.0%
Schwab U.S. Aggregate Bond ETF	142,614,338	24,646,861	—	—	(592,132)	166,669,067	7,205,753	1,593,004

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	1,154,729	10,139	—	—	—	1,164,868	1,164,868	10,151
Total Affiliated Underlying Funds (Cost $1,114,528,926)	$1,421,688,043	$88,927,747	($34,710,628 )	$2,179,626	$178,334,186	$1,656,418,974		$6,923,425
Total Investments in Securities (Cost $1,114,528,926)						$1,656,418,974

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.1%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$500,932,039	$30,168,452	($11,319,466 )	$220,620	$74,346,211	$594,347,856	20,195,306	$1,515,062
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	60,544,385	2,636,346	(6,107,636)	940,421	13,813,285	71,826,801	1,988,010	211,020
						666,174,657

International Stocks 30.8%
Developed Markets 23.8%
Schwab International Equity ETF	234,621,981	15,097,800	(980,663)	(903)	28,376,685	277,114,900	10,004,148	1,634,344
Emerging Markets 7.0%
Schwab Emerging Markets Equity ETF	69,696,927	5,907,353	(494,294)	7,797	7,122,181	82,239,964	2,268,063	99,729
						359,354,864

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	45,413,055	5,000,955	(1,249,409)	(6,744)	4,706,589	53,864,446	2,274,681	386,570

Fixed Income 6.9%
Intermediate-Term Bond 6.9%
Schwab U.S. Aggregate Bond ETF	67,563,931	12,900,247	—	—	(283,709)	80,180,469	3,466,514	758,182

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	582,181	5,112	—	—	—	587,293	587,293	5,118
Total Affiliated Underlying Funds (Cost $787,249,758)	$979,354,499	$71,716,265	($20,151,468 )	$1,161,191	$128,081,242	$1,160,161,729		$4,610,025
Total Investments in Securities (Cost $787,249,758)						$1,160,161,729

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.0%
Large-Cap 51.6%
Schwab U.S. Large-Cap ETF	$590,130,753	$36,229,858	($12,383,753 )	$251,518	$87,747,374	$701,975,750	23,852,387	$1,791,855
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	73,765,084	3,708,038	(7,717,573)	1,099,462	16,880,407	87,735,418	2,428,326	257,122
						789,711,168

International Stocks 31.9%
Developed Markets 24.4%
Schwab International Equity ETF	279,545,409	17,803,700	—	—	33,855,608	331,204,717	11,956,849	1,954,969
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	86,123,491	7,833,509	(589,554)	(1,585)	8,793,861	102,159,722	2,817,422	124,146
						433,364,439

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	53,809,370	5,969,974	(1,569,265)	(6,274)	5,585,995	63,789,800	2,693,826	460,780

Fixed Income 4.9%
Intermediate-Term Bond 4.9%
Schwab U.S. Aggregate Bond ETF	55,813,031	10,870,014	—	—	(236,777)	66,446,268	2,872,731	627,284
Total Affiliated Underlying Funds (Cost $913,280,389)	$1,139,187,138	$82,415,093	($22,260,145 )	$1,343,121	$152,626,468	$1,353,311,675		$5,216,156
Total Investments in Securities (Cost $913,280,389)						$1,353,311,675

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.9%
Large-Cap 52.2%
Schwab U.S. Large-Cap ETF	$199,196,083	$18,725,945	($2,895,923 )	$35,211	$29,914,975	$244,976,291	8,324,033	$623,266
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	25,716,200	2,225,048	(2,684,245)	201,811	6,163,969	31,622,783	875,250	92,577
						276,599,074

International Stocks 32.8%
Developed Markets 24.9%
Schwab International Equity ETF	95,416,794	10,024,418	(291,472)	(268)	11,705,554	116,855,026	4,218,593	686,106
Emerging Markets 7.9%
Schwab Emerging Markets Equity ETF	30,592,493	3,657,772	—	—	3,137,747	37,388,012	1,031,109	45,429
						154,243,038

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	18,286,443	2,678,307	(410,449)	(6,045)	1,924,467	22,472,723	949,017	161,351

Fixed Income 2.9%
Intermediate-Term Bond 2.9%
Schwab U.S. Aggregate Bond ETF	11,022,650	2,469,939	—	—	(46,588)	13,446,001	581,323	125,521
Total Affiliated Underlying Funds (Cost $356,662,536)	$380,230,663	$39,781,429	($6,282,089 )	$230,709	$52,800,124	$466,760,836		$1,734,250
Total Investments in Securities (Cost $356,662,536)						$466,760,836

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2070 Index Fund

Portfolio Holdings as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 59.1%
Large-Cap 52.3%
Schwab U.S. Large-Cap ETF	$15,752,241	$8,633,788	($48,972 )	$85	$2,462,022	$26,799,164	910,607	$65,168
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	2,059,155	974,939	(111,941)	1,533	557,765	3,481,451	96,359	9,737
						30,280,615

International Stocks 33.0%
Developed Markets 25.0%
Schwab International Equity ETF	7,562,462	4,303,649	—	—	948,685	12,814,796	462,628	72,003
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	2,432,105	1,452,204	—	—	247,989	4,132,298	113,963	4,763
						16,947,094

Real Estate 4.8%
U.S. REITs 4.8%
Schwab U.S. REIT ETF	1,443,591	855,291	—	—	154,555	2,453,437	103,608	16,934

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	749,774	531,551	—	—	(3,416)	1,277,909	55,249	9,200
Total Affiliated Underlying Funds (Cost $48,662,320)	$29,999,328	$16,751,422	($160,913 )	$1,618	$4,367,600	$50,959,055		$177,805
Total Investments in Securities (Cost $48,662,320)						$50,959,055

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG98260JUN26